Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Statement Of Cash Flow (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss	$ (2,027,442)	$ (16,214,598)
Net cash used in operating activities	(1,183,371)	(344,796)
Net cash used in investing activities		(300,000,000)
Net cash provided by financing activities		301,914,535
Net increase (decrease) in cash	$ (1,183,371)	1,569,739
As Previously Reported
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss		(629,272)
Adjustment to reconcile net loss to net cash used in operating activities		(3,337)
Changes in operating assets and liabilities		287,813
Net cash used in operating activities		(344,796)
Net cash used in investing activities		(300,000,000)
Net cash provided by financing activities		301,914,535
Net increase (decrease) in cash		1,569,739
Restatement Adjustment
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss		(15,585,326)
Adjustment to reconcile net loss to net cash used in operating activities		(15,585,326)
As Restated
Schedule Of Prior Period Adjustment Of Cash Flow Statement [Line Items]
Net loss		(16,214,598)
Adjustment to reconcile net loss to net cash used in operating activities		(15,588,663)
Changes in operating assets and liabilities		287,813
Net cash used in operating activities		(344,796)
Net cash used in investing activities		(300,000,000)
Net cash provided by financing activities		301,914,535
Net increase (decrease) in cash		$ 1,569,739